RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Interest expense	$ 11,027	$ 2,439
Zhou Mingbo [Member]
Due to related party	400,000
Annual interest rate		3.30%
Zhang Jian Xin [Member]
Due to related party	700,000	$ 700,000
Annual interest rate		3.45%
Ms. Ngai Ngai Lam [Member]
Due to related party	$ 9,415	$ 300,000
Borrowing for working capital		$ 300,000
Annual interest rate		3.45%